Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Schedule of anti-dilutive shares which have been excluded from the computation of diluted loss per share

	December 31,
	2014	2015
Convertible preferred shares	23,653,592	—
Common stock options	8,393,081	9,251,164
Stock purchase warrants	2,388,875	5,010,604

Total anti-dilutive outstanding	34,435,548	14,261,768